UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22734

Western Asset Middle Market Debt Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: April 30

Date of reporting period: July 1, 2014–June 30, 2015

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22734
Reporting Period: 07/01/2014 - 06/30/2015
Western Asset Middle Market Debt Fund Inc.

================== Western Asset Middle Market Debt Fund Inc. ==================

MIRABELA NICKEL LTD

Ticker:       MBN            Security ID:  AU000000MBN9
Meeting Date: MAY 28, 2015   Meeting Type: ANNUAL
Record Date:  MAY 26, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     ADOPTION OF REMUNERATION REPORT         FOR       FOR          Management
2     RE-ELECTION OF MR ROSS EDWARD           FOR       FOR          Management
      GRIFFITHS AS A DIRECTOR

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Middle Market Debt Fund Inc.

By:	/s/ Jane E. Trust Jane E. Trust Chairman, President and Chief Executive Officer

Date:	August 17, 2015